FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Senior Notes
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	¥ (31,188,000)	¥ (12,083,000)	¥ 327,762,000
Available for sale securities current
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	(973)	973
Available for sale securities non current
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	19,134
Equity securities Applying fair value option
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	49,835,000	101,871,000
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	(407,245,000)	(150,538,000)	393,523,000
Embedded Derivative Financial Instruments
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	18,079,000	(13,818,000)	(104,643,000)
Call Option
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options			(136,121,000)
Foreign exchange option
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	74,307,000	(4,163,000)	18,809,000
Total
FAIR VALUE MEASUREMENTS
Change in fair value of foreign exchange options	¥ (278,051,000)	¥ (77,758,000)	¥ 499,330,000